QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
98.50%	COMMON STOCKS
5.72%	AUSTRALIA
	Aristocrat Leisure Ltd.	319	$9,977
	BHP Group Ltd.	3,520	122,378
	Brambles Ltd.	1,067	16,638
	Computershare Ltd.	671	13,143
	CSL Ltd.	231	22,437
	Fortescue Ltd.	1,760	24,663
	Macquarie Group Ltd.	77	10,728
	Northern Star Resources Ltd.	1,254	17,615
	QBE Insurance Group Ltd.	1,881	27,552
	Rio Tinto Ltd.	1,199	133,543
	Wesfarmers Ltd.	198	9,960
			408,634

0.14%	AUSTRIA
	Verbund AG	132	10,016

1.38%	BELGIUM
	Ageas SA/NV(A)	154	11,223
	Anheuser-Busch InBev SA/NV	1,111	76,690
	KBC Group NV	88	10,629
			98,542

2.63%	DENMARK
	Carlsberg A/S	341	42,364
	Danske Bank A/S	352	17,003
	Novonesis A/S	561	33,190
	Pandora A/S	759	53,263
	ROCKWOOL A/S	572	15,582
	Vestas Wind Systems A/S	913	26,853
			188,255
1.06%	FINLAND
	Nokia oyj	3,509	27,564
	Nordea Bank Abp	2,838	48,139
			75,703

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value

12.43%	FRANCE
	LVMH Moet Hennessy Louis Vuitton	176	$94,209
	Air Liquide SA	88	18,097
	Airbus SE	132	24,537
	AXA SA	979	44,403
	Capgemini SE	220	25,556
	Compagnie de Saint-Gobain	99	8,017
	Compagnie Generale des Etablissements Michelin	275	9,278
	Dassault Aviation SA	33	12,175
	Dassault Systemes SE	924	18,445
	Edenred SE	484	9,544
	Eiffage SA	55	8,337
	Engie SA	1,441	46,153
	Hermes International SCA	22	40,915
	Ipsen SA	66	12,236
	Legrand SA	88	13,396
	L’Oreal SA	286	115,486
	Publicis Groupe SA(A)	308	25,219
	Sanofi SA	704	67,311
	Schneider Electric SE	341	90,299
	STMicroelectronics NV	539	17,821
	Thales SA	44	12,821
	TotalEnergies SE	1,265	118,303
	Vinci SA	374	55,484
			888,042

6.47%	GERMANY
	Allianz SE	187	77,661
	BASF SE	198	11,992
	Deutsche Post AG	440	22,759
	Deutsche Telekom AG	5,115	188,895
	Hannover Rueck SE	77	23,834
	Infineon Technologies AG	484	21,259
	Merck KGaA	77	9,576

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Muenchener Rueckversicherungs-Gesellschaft AG	88	$54,865
	SAP SE	55	9,339
	Siemens AG	121	28,769
	Talanx AG	110	13,426
			462,375

0.26%	IRELAND
	Ryanair Holdings plc	682	18,817

1.76%	ITALY
	Enel S.p.A.	2,365	25,627
	Eni S.p.A.	957	27,488
	Ferrari NV	33	11,023
	Intesa Sanpaolo S.p.A.	2,431	14,502
	Leonardo S.p.A.	143	9,593
	Poste Italiane S.p.A. 144A	374	8,706
	UniCredit S.p.A.	407	28,631
			125,570

20.10%	JAPAN
	Astellas Pharma, Inc.(A)	1,320	20,951
	Bridgestone Corp.(A)	638	13,133
	Canon, Inc.(A)	352	9,664
	Central Japan Railway Co.(A)	385	9,907
	Chugai Pharmaceutical Co. Ltd.(A)	484	26,261
	Dai-ichi Life Holdings, Inc.(A)	3,740	33,487
	Daiichi Sankyo Co. Ltd.(A)	682	11,886
	Daikin Industries Ltd.(A)	286	33,672
	Denso Corp.(A)	1,353	16,603
	Disco Corp.(A)	33	12,734
	Fast Retailing Co. Ltd.(A)	110	42,716
	Fujitsu Ltd.(A)	572	11,432
	Inpex Corp.(A)	429	12,645
	ITOCHU Corp.(A)	8,525	106,062
	KDDI Corp.(A)	3,366	57,763

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Keyence Corp.(A)	66	$22,814
Komatsu Ltd.(A)	1,012	38,343
Marubeni Corp.(A)	1,298	45,948
Mitsubishi Corp.(A)	1,001	33,536
Mitsubishi Electric Corp.(A)	671	21,089
Mitsubishi UFJ Financial Group(A)	7,678	125,786
Mitsui & Co. Ltd.(A)	330	12,391
MS&AD Insurance Group Holdings(A)	2,574	65,394
Murata Manufacturing Co. Ltd.(A)	550	11,814
NEC Corp.(A)	319	7,731
Nintendo Co. Ltd.(A)	198	10,948
Nippon Yusen K.K.(A)	286	10,394
Nomura Research Institute Ltd.(A)	352	9,608
NTT, Inc.(A)	36,146	35,803
ORIX Corp.(A)	803	23,310
Otsuka Holdings Co. Ltd.(A)	275	19,078
Panasonic Holdings Corp.(A)	1,353	22,042
Recruit Holdings Co Ltd.(A)	1,518	62,421
Shin-Etsu Chemical Co. Ltd.(A)	781	30,801
SoftBank Corp.(A)	42,020	55,893
Sompo Holdings, Inc.(A)	528	20,001
Sony Group Corp.(A)	1,067	21,575
Subaru Corp.(A)	451	7,057
Sumitomo Corp.(A)	660	24,037
Sumitomo Realty & Development Co. Ltd.(A)	352	9,741
Suzuki Motor Corp.(A)	1,496	17,679
Takeda Pharmaceutical Co. Ltd.(A)	748	26,695
TDK Corp.(A)	781	9,675
Tokio Marine Holdings, Inc.(A)	2,783	128,151
Tokyo Electron Ltd.(A)	176	41,287
Tokyo Gas Co Ltd.(A)	253	11,824
Toyota Tsusho Corp.(A)	924	34,642
		1,436,424

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
7.72%	NETHERLANDS
	ASM International NV	22	$16,198
	ASML Holding NV	330	426,899
	Heineken NV	121	9,273
	InPost SA(A)	836	14,572
	Koninklijke Ahold Delhaize NV	286	13,319
	Prosus NV	660	29,736
	Universal Music Group NV	561	10,787
	Wolters Kluwer NV	418	31,221
			552,005

1.38%	NORWAY
	Aker BP ASA	440	16,409
	DNB Bank ASA	308	9,581
	Equinor ASA	1,672	72,593
			98,583

0.14%	PORTUGAL
	Jeronimo Martins SGPS SA(A)	418	9,934

2.04%	SPAIN
	Amadeus IT Group SA(A)	341	19,187
	Banco Bilbao Vizcaya Argentaria SA	1,177	24,828
	Cellnex Telecom SA 144A	264	8,462
	Endesa SA	517	21,561
	Industria de Diseno Textil SA	858	48,832
	Repsol SA	451	12,850
	Telefonica SA	2,343	10,279
			145,999

6.11%	SWEDEN
	Assa Abloy AB	1,309	46,516
	Atlas Copco AB	4,004	69,006
	Evolution AB 144A(A)	187	11,560
	H & M Hennes & Mauritz AB	528	9,769
	Hexagon AB	2,629	25,005

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Investor AB	3,102	$116,096
	Sandvik AB	297	11,213
	Skandinaviska Enskilda Banken AB	1,408	25,627
	Svenska Handelsbanken AB	1,221	15,871
	Swedbank AB	1,122	37,796
	Swedish Orphan Biovitrum AB(A)	264	10,937
	Telefonaktiebolaget LM Ericsson	2,134	23,962
	Volvo AB	1,023	33,013
			436,371
11.92%	SWITZERLAND
	ABB Ltd.	572	45,239
	Compagnie Financiere Richemont SA	132	22,872
	Galderma Group AG	77	14,772
	Holcim AG	187	15,183
	Kuehne + Nagel International AG	99	22,323
	Nestle SA	913	89,542
	Novartis AG	1,397	211,157
	Roche Holding AG	693	272,745
	Schindler Holding AG	22	7,165
	SGS SA	77	8,099
	Sika AG	77	12,509
	Sonova Holding AG	33	7,387
	Straumann Holding AG	77	7,896
	Swiss Life Holding AG	11	11,897
	Swiss Re AG	165	27,280
	UBS Group AG	968	37,202
	Zurich Insurance Group AG	55	38,616
			851,884

17.24%	UNITED KINGDOM
	3i Group plc	1,408	45,435
	Admiral Group plc	253	10,548
	AstraZeneca plc	1,254	243,822
	British American Tobacco plc	2,057	119,006
	BP plc	2,838	22,775

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	BT Group plc	3,564	$9,930
	Bunzl plc.	451	13,467
	Coca-Cola European Partners plc	352	31,916
	Compass Group plc	715	19,732
	Diageo plc	781	14,431
	GSK plc	3,630	99,168
	Haleon plc	5,687	28,137
	Halma plc	187	9,410
	HSBC Holdings plc	5,225	84,483
	Imperial Brands plc	1,177	47,624
	International Consolidated Airlines Group SA	3,311	15,330
	Lloyds Banking Group plc	9,427	11,522
	Next plc	66	11,074
	Prudential plc	737	10,126
	Reckitt Benckiser Group plc(A)	590	39,733
	RELX plc	748	24,514
	Rio Tinto plc	1,078	99,079
	Shell plc	1,606	76,163
	Sunbelt Rentals Holdings, Inc.	341	21,439
	Unilever plc	1,859	103,319
	Wise plc(A)	1,628	19,458
			1,231,641

98.50%	TOTAL COMMON STOCKS
	(Cost: $7,018,721)		7,038,795

0.26%	PREFERRED STOCKS
0.26%	GERMANY
	Dr Ing hc F Porsche AG	418	18,712

0.26%	TOTAL PREFERRED STOCKS
	(Cost: $22,208)		18,712

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
98.76%	TOTAL INVESTMENTS
	(Cost: $7,040,929)	$7,057,507
1.24%	Other assets, net of liabilities	88,327
100.00%	NET ASSETS	$7,145,834

(A)Non-income producing

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$7,038,795	$—	$—	$7,038,795
Preferred Stocks	18,712	—	—	18,712
	$7,057,507	$—	$—	$7,057,507

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $7,040,929, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$436,928
Gross unrealized depreciation	(420,350)
Net unrealized appreciation	$16,578